Related Party Transactions - Summary of Detailed Information About Additional Information of Transactions With Related Parties (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Interest income from immediate holding company	$ 17,562,104	$ 0	$ 0
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Staff costs	17,936,752	11,678,050	66,163,850
Premises cost	5,300,986	9,329,432	17,910,916
Office renovation	869,214	1,250,906	14,118,570
Other operating expenses/(income), net	9,798,649	(1,753,759)	10,512,120
Adjustments In Related Parties Net	33,905,601	20,504,629	108,705,456
Net fair value change on derivative financial instrument entered into with a related party controlled by a director of the Company	1,165,220,000
Underwriting Services [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	26,420,072		31,221,600
Financial Advisory Service [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	15,691,000	70,988,340
Management Fee Income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Management fee income from immediate holding company	150,000
Management Fee Income [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions			2,231,559
Investment Advisory Fee [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	180,000	180,000	15,000
Insurance Commission [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	84,133	57,063	$ 81,606
Asset Management Services [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	457,431	5,784,775
Asset Management Services [Member] | Entities with joint control or significant influence over entity [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	478,611
Acquisition of Investment [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Purchases of property and other assets, related party transactions		$ 72,072,000
Administrative Service Fees [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	12,000,000
Investment banking service [Member] | Entities with joint control or significant influence over entity [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	2,999,584
Interest income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Interest income from immediate holding company	$ 17,562,104